CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance at Dec. 31, 2023	$ 5,978	$ 132	$ 57,922,000	$ (50,911,392)	$ (5,249)	$ 7,011,470
Beginning balance (in shares) at Dec. 31, 2023	59,779,602	1,316,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options			3,000			$ 3,000
Exercise of stock options (in shares)		600				600
Issuance of preferred stock, net of offering costs	$ 454		4,960,104			$ 4,960,558
Issuance of preferred stock, net of offering costs (in shares)	4,542,885
Foreign currency translation - unrealized loss					(25,247)	(25,247)
Stock-based compensation			935,525			935,525
Net loss				(12,810,117)		(12,810,117)
Ending balance at Dec. 31, 2024	$ 6,432	$ 132	63,820,629	(63,721,509)	(30,496)	75,189
Ending balance (in shares) at Dec. 31, 2024	64,322,487	1,316,616
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock, net of offering costs (in shares)		0
Foreign currency translation - unrealized loss					216	216
Stock-based compensation			201,734			201,734
Net loss				(2,579,659)		(2,579,659)
Ending balance at Mar. 31, 2025	$ 6,432	$ 132	64,022,363	(66,301,168)	(30,280)	(2,302,520)
Ending balance (in shares) at Mar. 31, 2025	64,322,487	1,316,616
Beginning balance at Dec. 31, 2024	$ 6,432	$ 132	63,820,629	(63,721,509)	(30,496)	75,189
Beginning balance (in shares) at Dec. 31, 2024	64,322,487	1,316,616
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options			14,808			$ 14,808
Exercise of stock options (in shares)		5,884				5,884
Issuance of preferred stock, net of offering costs (in shares)	0
Foreign currency translation - unrealized loss					(15,973)	$ (15,973)
Stock-based compensation			806,937			806,937
Net loss				(12,191,687)		(12,191,687)
Ending balance at Dec. 31, 2025	$ 6,432	$ 132	64,642,374	(75,913,195)	(46,470)	(11,310,726)
Ending balance (in shares) at Dec. 31, 2025	64,322,487	1,322,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock, net of offering costs	$ 161					161
Issuance of preferred stock, net of offering costs (in shares)	1,614,603	0
Foreign currency translation - unrealized loss					26,736	26,736
Stock-based compensation			199,809			199,809
Net loss				(3,238,785)		(3,238,785)
Ending balance at Mar. 31, 2026	$ 6,593	$ 132	$ 64,842,183	$ (79,151,980)	$ (19,734)	$ (14,322,806)
Ending balance (in shares) at Mar. 31, 2026	65,937,090	1,322,500